Derivative Warrant Liabilities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding shares (in Shares)	15,446,522	15,446,522
Percentage of total equity proceeds	60.00%
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Ordinary shares per warrant	$ 0.361	$ 0.361
Share Price Equals Or Exceeds Eighteen USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrants or rights redemption per share	$ 0.01	$ 0.01
Warrant minimum days' for prior written notice of redemption	30 days	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days	20 days
Number of trading days to determine call of warrant redemption	30 days	30 days
Share price	$ 18	$ 18
Share Price Equals Or Exceeds Ten USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrants or rights redemption per share	$ 0.1	$ 0.1
Warrant minimum days' for prior written notice of redemption	30 days	30 days
Number of consecutive trading days to determine call of warrant redemption		20 days
Number of trading days to determine call of warrant redemption		30 days
Share price	$ 10	$ 10
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding shares (in Shares)	6,223,261	6,223,261
Warrant minimum days' for prior written notice of redemption	30 days	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days	20 days
Public Warrants [Member] | Event Triggering Warrant Redemption [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or rights exercise price	$ 11.5	$ 11.5
Warrant expiration	5 years	5 years
Share price	$ 9.2	$ 9.2
Number of trading days	20 days	20 days
Volume weighted average price per share	$ 9.2	$ 9.2
Proceeds from equity proceeds from business combination as a percentage of total equity proceeds		60.00%
Redemption of warrants when the price per Class A ordinary share equals		$ 10
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	115.00%	115.00%
Class of warrants or right redemption trigger price	$ 18	$ 18
Redemption of warrants when the price per Class A ordinary share equals		$ 18
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price Two [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	180.00%	180.00%
Class of warrants or right redemption trigger price	$ 10	$ 10
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding shares (in Shares)		9,223,261